Material Accounting Policies - Additional information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Material Accounting Policy Information [Abstract]
Cash and cash equivalents and short-term bank deposits	£ 363,049
Unrestricted cash and short-term bank deposits	361,154
Cash flows used in operating activities	£ 117,602	£ 60,515	£ 6,703